SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2	-	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Accounting principles:

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of the SEC regulations. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed).

These financial statements and accompanying notes should be read in conjunction with the 2021 consolidated financial statements and notes thereto included.

B. Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and accompanying notes and reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates.

C. Stock-based compensation:

The Company accounts for stock-based compensation under Accounting Standard Codification 718, “Compensation - Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest (net of estimated forfeitures) is recognized as an expense over the requisite service periods in the Company’s statements of operations, based on the straight-line attribution method.

The Company estimates the fair value of a standard stock option granted through the Black-Scholes model. Management determined the fair value of a regular share at the time of granting the option in accordance with the share price on the day of grant. The option-pricing model requires a number of assumptions, the most significant of which: stock price, volatility, risk free interest rate, dividend yield and the expected option term.

D.	Impact of recently issued and adopted accounting standards:

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

NOTE 2	-	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	Accounting principles:

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

B.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates.

C.	Functional currency:

The functional currency of the Company is the U.S dollar (“$” or “dollar”) since the dollar is the currency of the expected primary economic environment in which the Company is and would operate.

The dollar figures are determined as follows: transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions reflected in the statement of operations, the exchange rates at transaction dates are used. Depreciation and other changes deriving from non-monetary items are based on historical exchange rates.

The resulting translation gains or losses are recorded as financial income or expenses, as appropriate.

D.	Cash and cash equivalents:

The Company considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use and such deposits have a period to maturity which did not exceed three months at the time of investment, to be cash equivalents.

E.	Inventory:

Inventories are recorded at the lower cost or net realizable value. Cost is determined on a weighted average basis.

The Company periodically evaluates the inventory quantities on hand relative to historical and projected sales volumes, current and historical selling prices, and contractual obligations to maintain certain levels of products. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, and market prices lower than cost and adjusted revenue forecasts.

F.	Property and equipment:

These assets are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of each asset.

Annual rates of depreciation are as follows:

%

Computers and electronic equipment	33
Capitalization of website development costs	20
Office furniture and equipment	7

G.	Impairment of long-lived assets:

The Company’s long-lived assets (assets group) to be held or used, including the right of use assets and intangible assets that are subject to amortization, are reviewed for impairment in accordance with Accounting Standards Codification (“ASC”) 360, “Property, Plant, and Equipment” whenever events or changes in circumstances indicate that the carrying amount of a group of assets may not be recoverable. The recoverability of a group of assets to be held and used is measured by a comparison of the carrying amount of the group to the future undiscounted cash flows expected to be generated by the group. If such a group of assets is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. Fair value is determined through various valuation techniques including discounted cash flow models and third‑party independent appraisals, as considered necessary. During the year ended December 2021 and the period from March 22, (Inception) to December 31 ,2020, the Company did not record any impairment charges attributable to long-lived assets.

H.	Basic and diluted net loss per share:

Basic loss per share is computed by dividing the net loss applicable to holders of Common Stock by the weighted average number of shares of Common Stock outstanding during the year per share is computed by dividing the net loss applicable to holders of Common Stock by the weighted average number of Common Stock outstanding plus the number of additional Common Stock that would have been outstanding if all potentially dilutive Common Stock had been issued, using the Treasury Shares Method, in accordance with ASC 260-10, “Earnings per Share”.

I.	Income Tax:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes.” This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. The Company establishes reserves for uncertain tax positions based on an evaluation of whether the tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expenses. As the Company is in an early stage, a valuation allowance was provided on any deferred tax assets. The Company has not recorded any liability for uncertain tax positions for the years ended December 31, 2021, and the period from March 22, (Inception) to December 31, 2020.

J.	Revenue recognition:

The Company generates its revenues mainly from sales of skincare products. Revenues from the Company’s contracts with customers are recognized using the five-step model in ASC 606, “Revenue from Contracts with Customers.” At first, the Company determines if an agreement with a customer is considered to be a contract to the extent it has a commercial substance, it is approved in writing by both parties, all rights and obligations including payment terms are identifiable, and the agreement between the parties creates enforceable rights and obligations, and collectability in exchange for goods that will be transferred to the customer is considered as probable. The Company then assesses the transaction price for a contract in order to determine the consideration the Company expects to receive for satisfying the performance obligations called for in the contract, which generally includes only one performance obligation.

Revenues for performance obligations are recognized at the point in time when control is transferred to the customer (which is generally upon delivery) and include mainly revenues from the sales of the skincare products.

K.	Concentration of credit risk:

The Company maintains an allowance based on a specific analysis of each customer account receivable’s aging, assessment of its related risk, and ability of the customer to make the required payment. In addition, in accordance with ASC 326, “Financial Instruments - Credit Losses,” an allowance is maintained for estimated forward-looking losses resulting from the possible inability of customers to make required payments (current expected losses). The amount of the allowance is determined principally on the basis of past collection experience and known financial factors regarding specific customers. Trade accounts receivables are written off against the allowance when it becomes evident that collection will not occur. Credit is extended to customers satisfying pre-defined credit criteria.

L.	Commitments and contingencies:

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

M.	Fair value measurements:

ASC 820, “Fair Value Measurement and Disclosure,” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Significant other observable inputs based on market data obtained from sources independent of the reporting entity.

Level 3 - Unobservable inputs which are supported by little or no market activity.

As of December 31, 2021 and 2020, the Company did not have any derivative instruments or other financial instruments, carried at fair value on a recurring or nonrecurring basis.

N.	Leases:

In accordance with ASC 842, “Leases,” the Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset.

Right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of remaining lease payments over the lease term. ROU assets are initially measured at amounts, which represent the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured based on the discounted present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. The implicit rate within the operating leases is generally not reasonably determinable, therefore, the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.

Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

O.	Impact of recently issued and adopted accounting standards:

In December 2019, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve the consistent application. This standard was effective for the Company beginning January 1, 2021, and was Applied on a modified retrospective basis. This standard did not have a material impact on the Company’s financial statements and disclosures.

P.	New accounting pronouncements not yet effective:

In August 2020, the FASB issued ASU 2020-06, “Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40)-Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”). ASU 2020-06simplifies accounting for convertible instruments by removing major separation models required under the U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. ASU 2020-06removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to ualify for it. It also simplifies the diluted net income per share calculation in certain areas. The new guidance is effective for annual and interim periods beginning after December 15, 2021. The Company expects that this guidance will not have a significant impact on the Company’s consolidated financial statements and interim periods within those fiscal years.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815- 40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.” The guidance is effective for the Company on January 1, 2022. The Company expects that this guidance, will not have a significant impact on the Company’s consolidated financial statements.